Subsequent Events	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Subsequent Events [Line Items]
Subsequent Events

Note 9: Subsequent Events

The Company has evaluated subsequent events through September 4, 2025, the date these financial statements were available to be issued, and determined that except for the transactions described below, there have been no events that occurred that would require adjustments to the Company’s disclosures.

Related Party Transaction

In August 2025, the Company granted an aggregate of 84,351 non-qualified stock options to purchase the Company’s common stock at an exercise price of $3.00 per share, to Elizabeth Muller (CEO) and Richard Muller (CTO).

SAFE Notes

From July 1, 2025 through the date these financial statements were issued, the Company executed SAFE Notes in the aggregate amount of $1,255,000 at valuation caps of $45 million and $80 million. The terms of the SAFE Notes are similar to the SAFE Notes as described in Note 4.

Restricted Common Stock

From July 1, 2025 through the date these financial statements were issued, the Company granted 81,994 shares, net of forfeiture or cancellation, of the Company’s common stock subject to four-year vesting.

Note 10: Subsequent Events

The Company has evaluated subsequent events through August 29, 2025, the date these financial statements were available to be issued, and determined that except for the transactions described below or as noted in Note 7, there have been no events that occurred that would require adjustments to the Company’s disclosures.

SAFE Notes

From January 1, 2025 through the date these financial statements were issued, the Company executed SAFE Notes in the aggregate amount of $2,893,000 at valuation caps ranging from $45 – 80 million. The terms of the SAFE Notes are similar to the SAFE Notes as described in Note 4.

Restricted Common Stock

From January 1, 2025 through the date these financial statements were issued, the Company granted 70,061 shares of the Company’s common stock subject to four-year vesting, that remain outstanding.

Surfside Acquisition Inc. [Member]
Subsequent Events [Line Items]
Subsequent Events

Note 7. Subsequent Events

The Company evaluated subsequent events and transactions that occurred after the balance sheet date up to the date that the financial statements were issued. Based upon this review, the Company did not identify any subsequent events, other than the below, that would have required adjustment or disclosure in the financial statements.

Formation of New Blank Check Company

On January 2, 2025, the related party owners of the Company formed a new blank check company, Orielle Acquisition Corp. This new entity was established as a vehicle to pursue a business combination and will focus its efforts to identify a possible business combination. The formation of Orielle Acquisition Corp. does not impact the Company’s financial position or results of operations as of December 31, 2024. However, it may present potential opportunities for collaboration or strategic partnerships in the future.